Share-Based Compensation	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-Based Compensation	Share-Based CompensationOptions granted under the Company's 2018 Equity Incentive Plan (the "2018 Plan") and 2017 Stock Option Plan (the "2017 Plan"), as well as restricted shares granted as employee incentives, typically vest over a four-year service period with 25% of the award vesting on the first anniversary of the commencement date and the balance vesting monthly over the remaining three years, unless the award contains specific performance vesting provisions. For equity awards issued that have both a performance vesting condition and a services condition, once the performance criteria is achieved, the awards are then subject to a four-year service vesting with 25% of the award vesting on the first anniversary of the performance condition being achieved and the balance vesting monthly over the remaining three years. Options granted in January 2021 contained performance conditions related to specified clinical milestones. Options granted under the 2018 Plan and 2017 Plan generally expire 10 years from the date of grant. For certain senior members of management and directors, the board of directors has approved an alternative vesting schedule. Restricted stock units awarded in December 2019 vest over a three-year service period with 50% of the award vesting one and a half years, or 18 months, from commencement date and the remaining 50% of the award vesting at the end of the third year. Restricted stock units awarded in January 2021 contained a performance condition related to specified clinical milestones.
Share Option Valuation
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted by the Company during the nine months ended September 30, 2021 were as follows:

September 30,
2021
Expected option life (years)	5.27 to 6.08 years
Risk-free interest rate	0.62% to 1.14%
Expected volatility	80.05% to 84.35%
Expected dividend yield	—%
Share Options

The table below summarizes activity for the nine months ended September 30, 2021:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	5,611,429	$17.19	7.96 years	$4,262
Granted	2,678,175	7.90		—
Exercised	(192,844)	0.64		—
Canceled or forfeited	(1,753,479)	15.75		—
Outstanding as of September 30, 2021	6,343,281	$14.18	8.25 years	$948
Exercisable as of September 30, 2021	2,764,732	18.43	7.38 years	$484
Vested and expected to vest as of September 30, 2021	6,343,281	$14.18	8.25 years	$948
The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ADSs for those share options that had exercise prices lower than the fair value of the Company’s ADSs.
The weighted average grant-date fair value of share options granted was $5.45 per share for the nine months ended September 30, 2021, of which none were vested at the date of these financials.
As of September 30, 2021, the total unrecognized compensation expense related to unvested options was $7.1 million, which the Company expects to recognize over a weighted average vesting period of 2.71 years.
During the nine months ended September 30, 2021, the Company granted 1,602,500 options with performance conditions related to specified clinical milestones and 212,500 options with performance conditions being forfeited. As of September 30, 2021, the performance conditions were not determined to be probable and no expense was recorded for the nine months ended September 30, 2021.
During the nine months ended September 30, 2021, 80,000 share options, which were granted with performance conditions in the first quarter of 2021, vested in the three months ended September 30, 2021. These share options were modified to remove the performance conditions, thereby accelerating the vesting, and related expense, to the current period.
Restricted Ordinary Shares
A summary of the changes in the Company’s restricted ordinary shares during the nine months ended September 30, 2021 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2020	90,383	$4.17
Granted	—	—
Vested	(90,383)	4.17
Canceled or forfeited	—	—
Unvested and outstanding at September 30, 2021	—	$—
As of September 30, 2021, there was no unrecognized compensation expense.

Restricted Stock Units

A restricted stock unit (“RSU”) award represents the right to receive one of the Company’s ADSs upon vesting of the RSU. The fair value of each RSU award is based on the closing price of the Company’s ADSs on the date of grant. The Company historically granted RSU awards with service conditions that vest over a three-year service period with 50% of the award vesting one-and-half years from grant date and the remaining 50% of the award vesting at the end of the third year. In January 2021, the Company awarded RSU awards that contained a performance condition based on a condition related to a specified clinical milestone. In March 2021, the Company awarded RSU awards with service conditions that vest over a four-year service period with 25% on the first anniversary of the grant date, and the balance vesting quarterly over the remaining three years. In July 2021, the Company awarded RSU awards with service conditions that vest over a two-year period with 100% of the award vesting on the second anniversary of the grant date.

The following is a summary of RSU award activity for the 2018 Plan for the nine months ended September 30, 2021:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2020	415,000	$12.09
Granted	1,215,650	8.27
Vested	(204,500)	11.49
Canceled or forfeited	(320,850)	10.33
Unvested and outstanding at September 30, 2021	1,105,300	$8.62

As of September 30, 2021, there was $1.3 million of unrecognized compensation expense related to unvested RSU awards, which are expected to be recognized over a weighted average vesting period of 2.05 years.

During the nine months ended September 30, 2021, the Company awarded an aggregate of 1,020,000 RSU awards with a performance condition related to a specified clinical milestone and an aggregate of 140,000 RSU awards with performance conditions were forfeited. As of September 30, 2021, the performance condition was not determined to be probable and accordingly, no expense was recorded for the nine months ended September 30, 2021.
During the nine months ended September 30, 2021, 41,125 RSU awards vested however, were not issued as of September 30, 2021, and as such are not included in the Company's outstanding shares at September 30, 2021. 40,000 of these RSU awards, which were granted with performance conditions in the first quarter of 2021, vested in the three months ended September 30, 2021. These RSU awards were modified to remove the performance conditions, thereby accelerating the vesting, and related expense, to the current period.

Share-based Compensation Expense
Share-based compensation expense recorded as research and development expenses, general and administrative expenses, and capitalized to property and equipment is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Research and development	$556	$2,183	$(238)	$10,450
General and administrative	946	2,062	2,350	5,423
Capitalized	—	—	—	(87)
Total share-based compensation	$1,502	$4,245	$2,112	$15,786
The decrease in share-based compensation expense of $2.7 million and $13.7 million in the three and nine months ended September 30, 2021 respectively, relates a combination of the following: (i) an increase in forfeitures of share-based payment awards as a result of the reduction in workforce that took place during the nine month period, ii) significantly lower grant date fair values during the period compared to the same period in 2020, and iii) the full amortization of expense for awards which have fully vested